Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
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PAY VERSUS PERFORMANCE DISCLOSURE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (in 000s)	NAREIT FFO per Diluted Share (4)
2025	$9,929,147	$8,370,328	$2,889,143	$2,588,140	$134.06	$154.56	$423,648	$7.22
2024	$9,240,530	$11,336,876	$2,328,903	$2,705,899	$153.40	$171.23	$304,334	$6.77
2023	$8,941,820	$9,972,582	$2,416,716	$2,590,452	$136.87	$155.04	$247,217	$6.55
2022	$8,916,031	$6,570,796	$2,026,318	$1,623,013	$128.32	$141.90	$395,661	$6.32
2021	$7,520,917	$15,446,709	$2,266,502	$3,606,101	$165.92	$163.52	$269,081	$5.57

(1)
Mr. Wood was our principal executive officer for all years shown. Following are the adjustments made during each year shown to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2025	2024	2023	2022	2021

Amounts reported under “Stock Awards” in SCT	$(7,554,434)	$(6,946,529)	$(6,502,565)	$(6,474,391)	$(5,213,719)

Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$6,888,168	$7,649,655	$6,203,610	$5,171,732	$7,421,261

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$(1,391,297)	$991,042	$406,886	$(1,546,034)	$4,544,000

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(83,345)	$(128,475)	$449,965	$66,969	$765,243

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$582,089	$530,653	$472,866	$436,488	$409,008

Total Adjustments	$(1,558,819)	$2,096,346	$1,030,762	$(2,345,236)	$(7,925,792)

(2)	Following are the adjustments made during each year shown to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2025	2024	2023	2022	2021

Amounts reported under “Stock Awards” in SCT	$(1,565,388)	$(1,171,784)	$(1,097,793)	$(809,283)	$(1,290,104)

Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$1,427,328	$1,290,392	$1,047,323	$646,454	$1,708,703

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(245,556)	$174,088	$73,187	$(319,754)	$726,323

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(30,162)	$(11,124)	$65,154	$(2,952)	$124,066

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$112,776	$95,424	$85,866	$82,230	$70,610

Total Adjustments	$(301,003)	$376,996	$173,736	$(403,305)	$1,339,599

(3)
Peer group is the BBRESHOP Index which included an independent third party calculated return for the last 5.5 months of 2025. The total shareholder return shown for both the company and the peer group is calculated on a cumulative basis from January 1, 2021 through the last day of the applicable year shown. The compensation, net income and NAREIT FFO per diluted share shown for the applicable calendar year are calculated over different periods of time. As a result, the total returns shown for any given year are unlikely to correlate to the compensation, net income and NAREIT FFO per diluted share shown for that calendar year.

(4)
The Company has identified NAREIT FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our absolute level of NAREIT FFO per diluted share achieved for the year and one-third
of our long-term incentive plan pays out based on a metric tied to NAREIT FFO per diluted share. NAREIT FFO per diluted share is a non-GAAP
financial measure of a real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider NAREIT FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of NAREIT FFO per diluted share to net income is included as Appendix A.

Company Selected Measure Name	NAREIT FFO per diluted share
Peer Group Issuers, Footnote	Peer group is the BBRESHOP Index which included an independent third party calculated return for the last 5.5 months of 2025. The total shareholder return shown for both the company and the peer group is calculated on a cumulative basis from January 1, 2021 through the last day of the applicable year shown. The compensation, net income and NAREIT FFO per diluted share shown for the applicable calendar year are calculated over different periods of time. As a result, the total returns shown for any given year are unlikely to correlate to the compensation, net income and NAREIT FFO per diluted share shown for that calendar year.
PEO Total Compensation Amount	$ 9,929,147	$ 9,240,530	$ 8,941,820	$ 8,916,031	$ 7,520,917
PEO Actually Paid Compensation Amount	$ 8,370,328	11,336,876	9,972,582	6,570,796	15,446,709
Adjustment To PEO Compensation, Footnote	Following are the adjustments made during each year shown to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2025	2024	2023	2022	2021

Amounts reported under “Stock Awards” in SCT	$(7,554,434)	$(6,946,529)	$(6,502,565)	$(6,474,391)	$(5,213,719)

Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$6,888,168	$7,649,655	$6,203,610	$5,171,732	$7,421,261

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$(1,391,297)	$991,042	$406,886	$(1,546,034)	$4,544,000

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(83,345)	$(128,475)	$449,965	$66,969	$765,243

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$582,089	$530,653	$472,866	$436,488	$409,008

Total Adjustments	$(1,558,819)	$2,096,346	$1,030,762	$(2,345,236)	$(7,925,792)

Non-PEO NEO Average Total Compensation Amount	$ 2,889,143	2,328,903	2,416,716	2,026,318	2,266,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,588,140	2,705,899	2,590,452	1,623,013	3,606,101
Adjustment to Non-PEO NEO Compensation Footnote	Following are the adjustments made during each year shown to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2025	2024	2023	2022	2021

Amounts reported under “Stock Awards” in SCT	$(1,565,388)	$(1,171,784)	$(1,097,793)	$(809,283)	$(1,290,104)

Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$1,427,328	$1,290,392	$1,047,323	$646,454	$1,708,703

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(245,556)	$174,088	$73,187	$(319,754)	$726,323

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(30,162)	$(11,124)	$65,154	$(2,952)	$124,066

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$112,776	$95,424	$85,866	$82,230	$70,610

Total Adjustments	$(301,003)	$376,996	$173,736	$(403,305)	$1,339,599

Compensation Actually Paid vs. Total Shareholder Return
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to the total shareholder return for the Company and for the BBRESHOP Index.

*	Compensation actually paid is shown in thousands.

Compensation Actually Paid vs. Net Income
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our NAREIT FFO per diluted share.

*	Net income is shown in ten thousands.

Compensation Actually Paid vs. Company Selected Measure
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our NAREIT FFO per diluted share.

*	Net income is shown in ten thousands.

Total Shareholder Return Vs Peer Group
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to the total shareholder return for the Company and for the BBRESHOP Index.

*	Compensation actually paid is shown in thousands.

Tabular List, Table
Other Important Financial Performance Measures for Executive Compensation
Following is a list of the most important financial and
non-financial
measures used to link executive compensation and company performance.

•	Return on invested capital

•	Relative total shareholder return compared to the BBRESHOP Index

•	Relative NAREIT FFO per diluted share multiple premium

•	Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Please see the Compensation Discussion and Analysis for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 134.06	153.4	136.87	128.32	165.92
Peer Group Total Shareholder Return Amount	154.56	171.23	155.04	141.9	163.52
Net Income (Loss)	$ 423,648,000	$ 304,334,000	$ 247,217,000	$ 395,661,000	$ 269,081,000
Company Selected Measure Amount	7.22	6.77	6.55	6.32	5.57
PEO Name	Mr. Wood
Measure:: 1
Pay vs Performance Disclosure
Name	Return on invested capital
Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return compared to the BBRESHOP Index
Measure:: 3
Pay vs Performance Disclosure
Name	Relative NAREIT FFO per diluted share multiple premium
Measure:: 4
Pay vs Performance Disclosure
Name	Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Measure:: 5
Pay vs Performance Disclosure
Name	NAREIT FFO per diluted share
Non-GAAP Measure Description	NAREIT FFO per diluted share is a
non-GAAP
	financial measure of a real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider NAREIT FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of NAREIT FFO per diluted share to net income is included as Appendix A.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,558,819)	$ 2,096,346	$ 1,030,762	$ (2,345,236)	$ (7,925,792)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,554,434)	(6,946,529)	(6,502,565)	(6,474,391)	(5,213,719)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,888,168	7,649,655	6,203,610	5,171,732	7,421,261
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,391,297)	991,042	406,886	(1,546,034)	4,544,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,345)	(128,475)	449,965	66,969	765,243
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,089	530,653	472,866	436,488	409,008
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,003)	376,996	173,736	(403,305)	1,339,599
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,565,388)	(1,171,784)	(1,097,793)	(809,283)	(1,290,104)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,427,328	1,290,392	1,047,323	646,454	1,708,703
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,556)	174,088	73,187	(319,754)	726,323
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,162)	(11,124)	65,154	(2,952)	124,066
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 112,776	$ 95,424	$ 85,866	$ 82,230	$ 70,610